Stockholders' Equity (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares			9 Months Ended	12 Months Ended
	May 31, 2020	May 31, 2019	Feb. 28, 2022	May 31, 2021	May 31, 2020
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants outstanding, Number of Shares	54,835,145	54,818,985	53,997,645	54,835,145
Warrants outstanding, Weighted Average Exercise Price	$ 0.53	$ 0.53	$ 0.5	$ 0.53	$ 0.53
Granted, Number of Shares			3,498,637	0	16,160
Granted, Weighted Average Exercise Price			$ 0.41	$ 0	$ 1.1
Exercised, Number of Shares			0	0	0
Exercised, Weighted Average Exercise Price			$ 0	$ 0	$ 0
Cancelled / Expired, Number of Shares			(50,149,985)	(837,500)	0
Cancelled / Expired, Weighted Average Exercise Price			$ 0.53	$ 0.75	$ 0
Warrants outstanding, Number of Shares	54,835,145		7,346,297	53,997,645	54,835,145